Pension Plans (Benefits Expected to be Paid) (Detail) ¥ in Millions	Mar. 31, 2026 JPY (¥)
Japanese plans
Defined Benefit Plan Disclosure [Line Items]
2027	¥ 6,051
2028	5,453
2029	6,141
2030	6,198
2031	6,158
2032-2036	32,528
Total	62,529
Overseas plans
Defined Benefit Plan Disclosure [Line Items]
2027	4,195
2028	4,386
2029	4,320
2030	4,482
2031	4,711
2032-2036	26,958
Total	¥ 49,052